INVENTORIES	12 Months Ended
Dec. 31, 2011
INVENTORIES
INVENTORIES

5. INVENTORIES

        Inventories consist of the following:

	At December 31, 2010	At December 31, 2011
	$	$
Raw materials	93,900,586	50,062,944
Work-in-process	50,094,707	49,157,454
Finished goods	128,101,282	197,347,729

	272,096,575	296,568,127

        In 2009, 2010 and 2011, inventory was written down by $12,478,944, $2,101,124 and $8,456,260, respectively, to reflect the lower of cost or market.